Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts

Universal Hospital Services, Inc.

Schedule II - Valuation and Qualifying Accounts

(in thousands)

Description	Balance- Beginning of Year	Charged to Costs and Expense	Charged to Other Accounts	Deductions from Reserves	Balance- End of Year
Allowance for Doubtful Accounts
Year Ended December 31, 2012	$1,919	$1,110	$—	$1,014	$2,015
Year Ended December 31, 2011	2,000	906	82	1,069	1,919
Year Ended December 31, 2010	2,450	663	—	1,113	2,000

Income Tax Valuation Allowance
Year Ended December 31, 2012	$15,052	$14,102	$—	$3,354	$25,800
Year Ended December 31, 2011	11,958	3,094	—	—	15,052
Year Ended December 31, 2010	—	11,958	—	—	11,958